UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund:  BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 115.0%
Corporate — 3.7%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$3,745	$3,216,505
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,675,134
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,772,204
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	195,755
National Gypsum Co., 5.50%, 11/01/44	135	148,360

		8,007,958
County/City/Special District/School District — 29.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	203,950
5.00%, 5/01/42	450	479,795
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 8/01/34	1,610	1,862,834
5.00%, 8/01/35	1,210	1,395,977
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,131,836
Boyertown Area School District, GO:
5.00%, 10/01/36	610	700,622
5.00%, 10/01/38	920	1,054,679
Bristol Township School District, GO, 5.00%, 6/01/40	775	855,747
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	5,000	5,375,350
(AGC), 5.00%, 8/01/24	2,370	2,606,265
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,095	1,283,099

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	$780	$904,566
5.00%, 12/01/40	1,000	1,156,570
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/29	260	291,431
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19 (b)	500	559,155
County of Montgomery Pennsylvania IDA, RB, Acts Retirement Life Communities, Inc., 5.00%, 11/15/36	1,955	2,222,698
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	180	196,960
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	500	561,695
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,099,030
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,145,643
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/19 (b)	4,100	4,518,815
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/17 (b)	1,585	1,613,292
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	738,717
Philadelphia School District, GO, Series E (b):
2015, 6.00%, 9/01/18	5	5,464
2015-2, 6.00%, 9/01/18	5	5,463
2016, 6.00%, 9/01/18	3,340	3,500,186
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	6,145	4,148,735
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	2,190	2,485,540
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	1,640	1,439,772

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
State Public School Building Authority, RB (AGM) (continued):
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	$1,980	$1,680,386
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,627,699
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,403,787
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC) (b):
5.00%, 5/15/19	855	940,244
5.00%, 5/15/19	215	236,608
5.00%, 5/15/19	215	236,436
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	6,925	7,902,671
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,420,012
Township of Lower Paxton Pennsylvania, GO:
5.00%, 4/01/42	435	502,147
5.00%, 4/01/46	1,435	1,652,331

		64,146,207
Education — 18.6%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	111,663
5.00%, 8/15/25	100	111,352
5.00%, 8/15/26	100	111,352
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	216,414
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	900	1,003,005
6.38%, 1/01/39	100	110,646
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,005	1,168,714
5.00%, 8/01/45	3,610	4,195,037

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	$415	$461,679
Villanova University, 5.25%, 12/01/19 (b)	100	112,850
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College:
5.00%, 10/01/36	610	693,210
3.88%, 10/01/45	1,330	1,357,797
Lancaster Higher Education Authority, RB, Harrisburg Area Community College Project:
3.00%, 4/01/31	805	799,623
3.00%, 4/01/36	1,090	1,038,846
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 11/01/17 (b)	1,650	1,719,333
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,564,799
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,091,630
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 5/01/35	1,035	1,207,804
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,503,819
La Salle University, 5.00%, 5/01/37	1,325	1,477,998
La Salle University, 5.00%, 5/01/42	1,855	2,064,875
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	312,320
Thomas Jefferson University, 4.00%, 3/01/37	445	466,209
Thomas Jefferson University, 5.00%, 9/01/45	2,000	2,277,100
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,097,817
University of the Sciences Philadelphia, 5.00%, 11/01/31	775	899,116

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued):
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	$300	$333,759
Widener University, Series A, 5.25%, 7/15/33	1,580	1,788,260
Widener University, Series A, 5.50%, 7/15/38	385	437,294
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,113,080
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	2,170	2,483,695
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	993,834
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	485	525,502
5.00%, 7/01/35	435	477,595
5.00%, 7/01/45	300	322,290
5.00%, 7/01/47	820	890,151
University of Pittsburgh, RB, Commonwealth System of Higher Educatoin Capital Project, Series B, 5.00%, 9/15/28	610	665,156

		40,205,624
Health — 18.3%
County of Allegheny Pennsylvania Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,650,340
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, UPMC Health, Series A-1, 1.33%, 2/01/37 (a)	2,500	2,298,225
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	846,128
Series A3, 5.50%, 11/01/31	500	558,585

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	$2,410	$3,084,342
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	222,031
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	2,600	2,945,878
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/19 (b)	240	270,427
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	463,800
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	575	687,206
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	425	489,392
University of Pennsylvania Health System, 5.00%, 8/15/42	1,600	1,865,200
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/18 (b)	7,995	8,538,660
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	490	526,432
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities (b):
Series A, 4.50%, 11/15/16	120	120,179
Series A-1, 6.25%, 11/15/19	235	271,338
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	981,412

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania IDA, Refunding RB (continued):
Acts Retirement-Life Communities, 5.00%, 11/15/28	$555	$626,123
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	220	226,160
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	540,643
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,084,050
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	520	583,528
5.75%, 5/01/35	865	972,459
Pennsylvania Economic Development Financing Authority, Refunding RB, 4.00%, 3/15/41	1,005	1,057,762
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,100,200
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,053,881
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,695	1,841,041
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	2,055	2,366,620
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	595	656,743

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A (continued):
6.00%, 6/01/29	$655	$711,120

		39,639,905
Housing — 10.5%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	425,320
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	424,416
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	2,305	2,352,852
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	1,049,450
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,654,752
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, AMT:
Series 096-A, 4.70%, 10/01/37	735	735,610
Series 097-A, 4.65%, 10/01/31	1,300	1,301,716
Series 099-A, 5.15%, 4/01/38	1,065	1,138,048
Series 115-A, 4.20%, 10/01/33	750	797,167
Series 119, 3.50%, 10/01/36	1,515	1,532,635
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 3.10%, 10/01/36	3,000	2,938,650
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,027,930
Philadelphia IDA, RB, Series A:
3.00%, 12/01/29	750	735,630
3.50%, 12/01/36	790	766,640
4.00%, 12/01/46	2,970	2,944,220

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (continued)
Philadelphia IDA, RB, Series A (continued):
4.00%, 12/01/51	$790	$772,470

		22,597,506
State — 10.2%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 4/01/26	1,385	1,633,815
5.00%, 6/01/28	4,460	5,131,230
5.00%, 3/15/33	1,775	2,057,403
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	7,500	8,298,825
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	4,600	4,989,666

		22,110,939
Transportation — 17.4%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,243,761
AMT (AGM), 5.00%, 6/15/37	5,900	6,020,537
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	563,070
5.00%, 1/01/37	2,285	2,655,993
Series D, 5.00%, 1/01/40	750	830,377
Series D (AGM), 5.00%, 1/01/40	1,560	1,729,744
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,554,477
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,760	1,764,960
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	1,275	548,939
Sub-Series A, 5.13%, 12/01/26	100	112,965
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,808,700

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB (continued):
Sub-Series B (AGM), 5.25%, 6/01/39	$3,500	$3,819,830
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,860	2,123,729
5.00%, 6/01/29	2,465	2,811,012

		37,588,094
Utilities — 6.6%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 8/01/20 (b)	660	759,158
5.25%, 8/01/40	1,040	1,164,530
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	800	936,392
5.00%, 8/01/31	600	697,740
5.00%, 8/01/32	800	925,632
5.00%, 8/01/33	400	461,148
5.00%, 8/01/34	700	804,104
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/19 (b)	800	861,384
Series C (AGM), 5.00%, 8/01/40	3,350	3,735,116
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,635,445
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	33,749
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	420	481,005
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,605	1,747,941

		14,243,344
Total Municipal Bonds — 115.0%		248,539,577

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania — 42.8%
Education — 13.3%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
5.75%, 8/15/21 (b)	$5,120	$6,212,250
4.00%, 8/15/39	7,815	8,159,467
Pennsylvania Higher Educational Facilities Authority, Series AR, 4.00%, 6/15/38	11,335	11,908,422
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,400,764

		28,680,903
Health — 13.1%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	3,000	3,241,140
Series A, 5.25%, 6/01/39	3,128	3,391,205
Series A-1, 5.13%, 6/01/41	7,430	8,218,601
Pennsylvania Economic Development Financing Authority, RB, UPMC, Series B, 4.00%, 3/15/40	8,000	8,333,600
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,246,982

		28,431,528
Housing — 2.9%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	2,922	3,035,948
Series 115A, 4.20%, 10/01/33	3,000	3,188,670

		6,224,618
State — 11.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/28	6,028	6,537,702

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania (continued)
State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	$7,000	$7,927,850
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	10,000	10,847,100

		25,312,652
Utilities — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsyllvania (BAM), 5.00%, 8/15/42	3,500	4,008,025
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.8%		92,657,726
Total Long-Term Investments (Cost — $317,278,886) — 157.8%		341,197,303

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (f)(g)	4,991,105	4,991,604
Total Short-Term Securities (Cost — $4,991,105) — 2.3%		4,991,604
Total Investments (Cost — $322,269,991*) — 160.1%		346,188,907
Liabilities in Excess of Other Assets — 1.7%		3,672,586
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.8)%		(51,355,141)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (38.0)%		(82,322,421)

Net Assets Applicable to Common Shares — 100.0%		$216,183,931

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$271,847,751

Gross unrealized appreciation	$24,910,721
Gross unrealized depreciation	(1,829,294)

Net unrealized appreciation	$23,081,427

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	455,980	4,535,125	4,991,105	$4,991,604	$4,208	110

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(39)	10-Year U.S. Treasury Note	December 2016	$5,055,375	$64,038
(32)	Long U.S. Treasury Bond	December 2016	$5,207,000	175,997
(7)	Ultra U.S. Treasury Bond	December 2016	$1,231,563	55,563
Total				$295,598

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	S/F	Single-Family
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	Syncora	Syncora Guarantee
BAM	Build America Mutual Assurance Co.	M/F	Multi-Family

BlackRock MuniYield Pennsylvania Quality Fund	October 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$341,197,303	—	$341,197,303
Short-TermSecurities	$4,991,604	—	—	4,991,604

Total	$4,991,604	$341,197,303		$346,188,907

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$295,598	—	—	$295,598

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$205,800	—	—	$205,800
Liabilities:
TOB Trust Certificates	—	$(51,259,729)	—	(51,259,729)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

Total	$205,800	$(133,859,729)	—	$(133,653,929)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date: December 20, 2016